NATURE OF OPERATIONS (Details) - USD ($)									1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2024	Jan. 02, 2024	Nov. 15, 2023	May 18, 2023	May 16, 2023	Jul. 27, 2022	Jul. 25, 2022	Jun. 29, 2021	Feb. 28, 2018	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrant exercise price (in dollars per share)				$ 2.9999	$ 2.9999	$ 3.6
Shares issued (in shares)		17,869	698,121	601,851	601,851	1,159,211	1,159,211	2,875,000
Gross proceeds from stock issue			$ 2,600,000	$ 4,000,000	$ 4,000,000	$ 4,200,000	$ 4,200,000	$ 17,300,000
Share price (in dollars per share)				$ 3	$ 3			$ 6
Pre-funded Warrant Exercise (in shares)				731,482	731,482	130,769	130,769
Cash										$ 5,762,564	$ 7,474,188	$ 9,111,751
Number of warrants				731,482	731,482	63,018
Series A warrants
Number of warrants						1,289,980	1,289,980
Series B warrants
Number of warrants						1,289,980	1,289,980
Series C warrants
Warrant exercise price (in dollars per share)				$ 3.26	$ 3.26
Number of warrants				1,333,333	1,333,333
Series D warrants
Warrant exercise price (in dollars per share)				$ 3.26	$ 3.26
Number of warrants				1,333,333	1,333,333
At the Market Offering
Shares issued (in shares)	25,000									1,994,069	698,121
Gross proceeds from stock issue										$ 6,400,000	$ 2,600,000
Aggregate offering price			$ 17,000,000							$ 8,000,000	$ 14,400,000
At the Market Offering | Aggregate
Shares issued (in shares)										2,692,190
Gross proceeds from stock issue										$ 9,000,000
ACX362E
Cash paid									$ 110,174
Future commitment									700,000
Royalty payments									$ 50,000
Royalty payments on net sales (as a percent)									4.00%
ACX362E | Members' Equity, Class B
Granting (in shares)									100,000
Warrant exercise price (in dollars per share)									$ 0.1